Equity (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	3 Months Ended		12 Months Ended
	May 03, 2021	Apr. 01, 2021	Mar. 01, 2021	Feb. 01, 2021	Jan. 12, 2021	Dec. 29, 2020	Dec. 28, 2020	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 14, 2020	Nov. 04, 2020	May 06, 2020	May 08, 2019	Nov. 16, 2018
Class of Stock Disclosures [Abstract]
Common stock, voting rights											The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including one vote per nominee in the election of the Board. Our charter does not provide for cumulative voting in the election of directors.
Share Price																$ 26.25	$ 33.30	$ 33.15
Class of Stock [Line Items]
OP units, shares outstanding											13,300,000	14,200,000
Stock Issued During Period, Shares, Conversion of Convertible Securities						900,000					1,000,000.0	600,000
Distributions to noncontrolling interests									$ (3,319)	$ (7,105)	$ (8,255)	$ (30,444)	$ (28,661)
Monthly distribution rate									$ 0.255	$ 0.503	$ 0.588	$ 2.010	$ 2.010
Share Price																$ 26.25	$ 33.30	$ 33.15
Common stock, voting rights											The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including one vote per nominee in the election of the Board. Our charter does not provide for cumulative voting in the election of directors.
Stock Redeemed or Called During Period, Shares						4,500,000
Monthly distribution rate									$ 0.255	$ 0.503	$ 0.588	$ 2.010	$ 2.010
Dividend Declared
Class of Stock [Line Items]
Monthly distribution rate			$ 0.08499999	$ 0.08499999	$ 0.08499999		$ 0.08499999
Monthly distribution rate			$ 0.08499999	$ 0.08499999	$ 0.08499999		$ 0.08499999
Third Party Nonconvertible Noncontrolling Interest
Class of Stock [Line Items]
Business combination, post-transaction acquiree ownership percentage											25.00%
Subsequent Event
Class of Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			21,125
Stock Repurchase Program, Authorized Amount			$ 400
Stock Repurchase Program, Authorized Amount			$ 400
Subsequent Event | Dividend Declared
Class of Stock [Line Items]
Monthly distribution rate	$ 0.08499999	$ 0.08499999						$ 0.08499999
Monthly distribution rate	$ 0.08499999	$ 0.08499999						$ 0.08499999
2020 Tender Offer
Class of Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased														5,800,000	1,500,000
Stock Repurchase Program, Authorized Amount														$ 100,000	$ 26,000
Stock Repurchase Program, Authorized Amount														$ 100,000	$ 26,000